Biological assets (Tables)	12 Months Ended
Jun. 30, 2024
Biological Assets [Abstract]
Changes in biological assets	Changes in biological assets were as follows:

Biological assets $ million
Fair value
At 30 June 2022 (re-presented)	114
Exchange differences	27
Transferred to inventories	(10)
Fair value change	—
Farming cost capitalised	66
At 30 June 2023 (re-presented)	197
Exchange differences	(13)
Transferred to inventories	(23)
Fair value change	(17)
Farming cost capitalised	55
At 30 June 2024	199